Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property and Equipment

NOTE 7—PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	September 30, 2013	December 31, 2012	Estimated Useful Lives
Vehicles	$9,298	$10,038	3 – 5 years
Computer equipment and software	6,420	4,797	3 – 5 years
Leasehold improvements	13,080	7,599	2 – 15 years
Office furniture, fixtures and equipment	4,513	1,924	7 years
Warehouse equipment	1,726	3,066	7 years
Buildings	702	702	39 years
Construction in process	294	3,245

	36,033	31,371

Accumulated depreciation and amortization	(6,797)	(1,165)

Net property and equipment	$29,236	$30,206

Property and equipment includes approximately $9,369,000 and $9,795,000 of assets under capital lease obligations, net of accumulated depreciation and amortization of $2,329,000 and $319,000 at September 30, 2013 and December 31, 2012, respectively. Depreciation and amortization expense on all property and equipment was $2,183,000 and $2,205,000 for the three months ended September 30, 2013 and September 30, 2012, respectively and $6,725,000 and $6,228,000 for the nine months ended September 30, 2013 and September 30, 2012, respectively. Amortization expense relates to assets under capital leases as included in depreciation and amortization expense.

NOTE 9—PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	Successor	Predecessor
	December 31, 2012	December 31, 2011	Estimated Useful Lives
Vehicles	$10,038	$10,791	3 – 5 years
Computer equipment and software	4,797	10,607	3 – 5 years
Leasehold improvements	7,599	8,371	3 – 15 years
Office furniture, fixtures and equipment	1,924	5,309	7 years
Warehouse equipment	3,066	2,126	7 years
Buildings	702	968	39 years
Construction in process	3,245	682

	31,371	38,854
Accumulated depreciation	(1,165)	(12,414)

Net ending balance	$30,206	$26,440

Property and equipment includes approximately $9,795,000 and $8,464,000 of assets under capital lease obligations, net of accumulated amortization of $319,000 and $3,903,000 at December 31, 2012 and 2011, respectively. Depreciation and amortization expense on all property and equipment was $1,165,000 for the Successor Period ended December 31, 2012, $7,378,000 for the Predecessor Period ended November 16, 2012 and $5,820,000 and $3,331,000 for the years ended December 31, 2011 and 2010, respectively.